Fixed And Pledged Deposits	12 Months Ended
Dec. 31, 2022
Fixed And Pledged Deposits [Abstract]
Disclosure Detail Of Fixed And Pledged Deposits [Text Block]
8	FIXED AND PLEDGED DEPOSITS

	December 31, 2022	December 31, 2021
	S$’000	S$’000
Fixed deposits	6,551	6,960
Pledged deposits	584	2,356

	7,135	9,316

Analysed as:
Current	6,551	8,860
Non-current	584	456

	7,135	9,316

Fixed deposits bear interest at an effective interest rate of 1.65% to 1.80% (2021: 1.65% to 1.85%) per annum and for tenure ranging from 180 days to 365 days (2021: 180 days to 365 days).
The Group pledged deposits of S$Nil (2021: S$1.9 million) to a financial institution for securing of bank loans (Note 1
7
). The remaining pledged deposits relate to deposits placed to comply with the local regulations of subsidiaries. Pledged deposits approximate fair value at the end of reporting period.